American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Municipal Fixed Income ETF  (AVMU)
May 28, 2021

Avantis Core Municipal Fixed Income ETF - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.8%
Alabama — 2.5%
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/24	100,000	115,162
Alabama Federal Aid Highway Finance Authority Rev., 4.00%, 6/1/37	50,000	58,887
Alabama Public School and College Authority Rev., 5.00%, 11/1/37	200,000	266,079
Alabama Public School and College Authority Rev., 4.00%, 11/1/40	200,000	244,417
		684,545
Arizona — 2.5%
Arizona Transportation Board Rev., 5.00%, 7/1/24	50,000	57,213
Phoenix GO, 5.00%, 7/1/25	85,000	100,739
Pima County Sewer System Rev., 5.00%, 7/1/24	25,000	28,607
Pima County Sewer System Rev., 5.00%, 7/1/25	35,000	41,403
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	30,000	36,742
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	60,000	75,613
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	65,000	80,518
Scottsdale Municipal Property Corp. Rev., 5.00%, 7/1/30	50,000	64,321
State of Arizona COP, 5.00%, 10/1/25	125,000	149,335
State of Arizona COP, 5.00%, 10/1/29	10,000	13,183
State of Arizona Lottery Rev., 5.00%, 7/1/29	30,000	39,350
		687,024
California — 16.9%
California State Public Works Board Rev., 5.00%, 11/1/29	25,000	27,805
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/25	40,000	47,173
California State University Rev., 5.00%, 11/1/26	25,000	29,986
California State University Rev., 5.00%, 11/1/36	200,000	241,081
Chino Basin Regional Financing Authority Rev., (Inland Empire Utilities Agency), 4.00%, 11/1/25	25,000	28,664
Coast Community College District GO, 5.00%, 8/15/25, Prerefunded at 100% of Par(1)	75,000	89,502
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/27 (AGM)(2)	50,000	47,017
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/30	135,000	159,189
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/33	30,000	37,397
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/35	30,000	37,273
Los Angeles Community College District GO, 5.00%, 8/1/23	25,000	27,628
Los Angeles Community College District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(1)	90,000	103,587
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/37	60,000	74,744
Los Angeles Department of Airports Rev., 4.00%, 5/15/39	10,000	12,072
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	200,000	258,194
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	75,000	90,373
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	40,000	51,551
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/24	25,000	28,640
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/24	45,000	48,446
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	25,000	29,621
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	50,000	57,213
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/34	50,000	57,769
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/40	75,000	98,664
Los Angeles Unified School District GO, 3.00%, 7/1/35	45,000	50,431
Los Angeles Unified School District GO, 3.00%, 7/1/45	150,000	162,111
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/24	80,000	92,627
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/31	60,000	72,959
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26 (AGM)	120,000	141,984
Perris Union High School District GO, 4.00%, 9/1/43 (AGM)	50,000	59,039

Riverside County Public Financing Authority Rev., (Riverside County), 4.125%, 11/1/40	10,000	11,042
Sacramento City Financing Authority Rev., (Sacramento), 5.25%, 12/1/30 (Ambac)	100,000	130,326
Sacramento Municipal Utility District Rev., 5.00%, 8/15/23	25,000	27,655
Sacramento Municipal Utility District Rev., 5.00%, 8/15/39	50,000	64,562
San Diego Community College District GO, 5.00%, 8/1/28	30,000	36,849
San Diego Community College District GO, 5.00%, 8/1/29	30,000	36,712
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/29	35,000	42,599
San Diego Unified School District GO, 5.00%, 7/1/26	75,000	88,854
San Diego Unified School District GO, 5.25%, 7/1/28 (AGM)	35,000	45,868
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/30(2)	40,000	35,192
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/32	20,000	25,779
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/35	40,000	51,187
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/24	25,000	28,965
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/34	25,000	30,459
San Francisco Public Utilities Commission Water Rev., 4.00%, 11/1/35	10,000	11,205
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/36	35,000	40,668
San Jose Financing Authority Rev., (San Jose), 5.00%, 6/1/23, Prerefunded at 100% of Par(1)	45,000	49,360
State of California GO, 5.00%, 9/1/26	30,000	36,994
State of California GO, 5.00%, 8/1/28	5,000	6,278
State of California GO, 5.00%, 4/1/30	5,000	6,675
State of California GO, 5.00%, 4/1/30	20,000	26,095
State of California GO, 5.00%, 10/1/31	15,000	19,778
State of California GO, 5.25%, 8/1/32 (AGM)	230,000	324,606
State of California GO, 4.00%, 9/1/33	60,000	69,768
State of California GO, 5.00%, 3/1/35	70,000	91,957
State of California GO, 3.00%, 10/1/35	250,000	281,181
State of California GO, 4.00%, 3/1/36	145,000	177,224
State of California GO, 4.00%, 11/1/36	50,000	61,779
State of California GO, 3.00%, 10/1/37	90,000	99,617
State of California Department of Water Resources Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(1)	25,000	27,449
State of California Department of Water Resources Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(1)	145,000	169,188
University of California Rev., 5.00%, 5/15/34	50,000	63,548
University of California Rev., 5.00%, 5/15/36	65,000	80,664
University of California Rev., 5.00%, 5/15/38	30,000	37,872
University of California Rev., 5.00%, 5/15/38	30,000	39,432
		4,640,127
Colorado — 2.9%
City & County of Denver GO, 5.00%, 8/1/30	325,000	439,557
City & County of Denver Airport System Rev., 5.00%, 11/15/23	50,000	55,838
City & County of Denver Airport System Rev., 5.00%, 11/15/24	30,000	34,760
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/24 (NATL)(2)	55,000	53,829
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/30 (NATL)(2)	80,000	68,561
Regional Transportation District Sales Tax Rev., 5.00%, 11/1/28	30,000	38,927
State of Colorado COP, 5.00%, 12/15/32	50,000	66,948
State of Colorado COP, 4.00%, 12/15/37	40,000	48,935
		807,355
Connecticut — 2.2%
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 4.125%, 7/1/41	75,000	82,019
State of Connecticut GO, 5.00%, 10/15/22	25,000	26,673
State of Connecticut GO, 5.00%, 5/15/24	30,000	34,183
State of Connecticut GO, 5.00%, 4/15/25	25,000	29,428
State of Connecticut GO, 5.00%, 1/15/26	35,000	42,191
State of Connecticut GO, 5.00%, 11/15/31	30,000	35,633
State of Connecticut GO, 3.00%, 1/15/32	20,000	22,802
State of Connecticut Special Tax Rev., 5.00%, 8/1/31	25,000	29,305

State of Connecticut Special Tax Rev., 5.00%, 5/1/37	75,000	97,556
State of Connecticut Special Tax Rev., 3.125%, 5/1/40	75,000	82,183
University of Connecticut Rev., 4.00%, 4/15/38	95,000	109,839
		591,812
District of Columbia — 4.2%
District of Columbia GO, 5.00%, 6/1/28	35,000	38,247
District of Columbia GO, 5.00%, 10/15/30	100,000	130,610
District of Columbia GO, 5.00%, 6/1/31	40,000	45,372
District of Columbia GO, 5.00%, 6/1/33	60,000	67,923
District of Columbia Rev., (District of Columbia Income Tax Rev.), 4.00%, 3/1/37	360,000	433,509
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/32	10,000	11,896
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/33	25,000	29,673
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	100,000	118,445
District of Columbia Rev., (Income Tax Revenue), 5.00%, 3/1/38	100,000	130,434
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/37	25,000	30,513
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/37	85,000	111,480
		1,148,102
Florida — 4.9%
Broward County Airport System Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	50,000	53,264
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	10,000	11,523
Central Florida Expressway Authority Rev., 3.25%, 7/1/36	20,000	21,537
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	95,000	107,494
Hillsborough County School Board COP, 5.00%, 7/1/22, Prerefunded at 100% of Par(1)	30,000	31,590
Hillsborough County School Board COP, 5.00%, 7/1/26	105,000	123,788
Miami-Dade County GO, 4.00%, 7/1/33	50,000	55,219
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/23, Prerefunded at 100% of Par(1)	80,000	89,063
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/23	10,000	11,103
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/24	50,000	57,648
Miami-Dade County Water & Sewer System Rev., 3.125%, 10/1/39	25,000	27,388
Orange County Convention Center/Orlando Rev., 5.00%, 10/1/24	80,000	91,949
Orange County School Board COP, 5.00%, 8/1/34	90,000	108,354
Palm Beach County School District COP, 5.00%, 8/1/29	130,000	165,676
School Board of Miami-Dade County COP, 5.00%, 2/1/25	60,000	69,725
School Board of Miami-Dade County COP, 5.00%, 2/1/27	80,000	95,757
School Board of Miami-Dade County COP, 5.00%, 5/1/30	60,000	69,642
School District of Broward County COP, 5.00%, 7/1/22	25,000	26,326
School District of Broward County COP, 5.00%, 7/1/32	25,000	32,889
State of Florida Department of Transportation Turnpike System Rev., 2.875%, 7/1/25	40,000	41,071
Tampa Bay Water Rev., 5.50%, 10/1/24 (NATL)	55,000	64,382
		1,355,388
Georgia — 3.9%
Atlanta Department of Aviation Rev., 5.00%, 7/1/27	10,000	12,555
Atlanta Water & Wastewater Rev., 5.75%, 11/1/30 (AGM)	10,000	14,196
Atlanta Water & Wastewater Rev., 5.00%, 11/1/40	15,000	17,470
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/32 (AGM)	75,000	92,938
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/30	80,000	106,897
Metropolitan Atlanta Rapid Transit Authority Rev., 5.00%, 7/1/33	80,000	97,022
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	45,000	49,518
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/39	260,000	284,290
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/29	20,000	26,378
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/38	250,000	304,186
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/39	50,000	60,689
		1,066,139
Hawaii — 1.8%
City & County Honolulu Wastewater System Rev., 3.00%, 7/1/41	90,000	95,271

City & County of Honolulu GO, 5.00%, 3/1/25	45,000	52,768
City & County of Honolulu GO, 5.00%, 9/1/30	185,000	236,670
City & County of Honolulu GO, 5.00%, 3/1/31	45,000	59,614
State of Hawaii GO, 5.00%, 1/1/36	35,000	43,498
State of Hawaii GO, 4.00%, 5/1/36	10,000	11,520
		499,341
Illinois — 3.7%
Chicago O'Hare International Airport Rev., 5.25%, 1/1/29	5,000	5,385
Chicago O'Hare International Airport Rev., 5.00%, 1/1/30	20,000	23,107
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	5,000	5,777
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	25,000	29,684
Chicago O'Hare International Airport Rev., 5.00%, 1/1/34	25,000	29,655
Chicago O'Hare International Airport Rev., 5.00%, 1/1/35	90,000	110,170
Cook County Sales Tax Rev., 4.00%, 11/15/40	105,000	125,529
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	25,000	28,159
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/38	90,000	110,303
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	20,000	25,285
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	25,000	32,976
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	30,000	39,480
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	75,000	89,477
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/25	100,000	119,188
Sales Tax Securitization Corp. Rev., 5.50%, 1/1/32	10,000	12,944
Springfield Electric Rev., 4.00%, 3/1/40 (AGM)	20,000	21,403
State of Illinois GO, 5.00%, 2/1/26	40,000	47,554
State of Illinois GO, 5.00%, 3/1/34	40,000	51,294
State of Illinois GO, 5.00%, 5/1/35	35,000	38,483
State of Illinois GO, 4.00%, 11/1/38	20,000	22,800
State of Illinois GO, 5.50%, 5/1/39	15,000	19,258
State of Illinois Rev., 5.00%, 6/15/26	15,000	16,216
		1,004,127
Kentucky — 0.2%
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 11/1/25	50,000	59,560
Louisiana — 0.5%
East Baton Rouge Sewerage Commission Rev., 5.00%, 2/1/25, Prerefunded at 100% of Par(1)	35,000	40,948
State of Louisiana GO, 5.00%, 8/1/27	75,000	91,666
		132,614
Maryland — 2.0%
Montgomery County GO, 5.00%, 11/1/24	35,000	40,589
Prince County George's GO, 5.00%, 7/15/31	100,000	127,846
State of Maryland GO, 5.00%, 3/15/23	45,000	48,929
State of Maryland GO, 5.00%, 3/15/25	25,000	29,345
State of Maryland GO, 5.00%, 3/15/29	25,000	32,768
State of Maryland GO, 5.00%, 8/1/30	15,000	20,225
State of Maryland GO, 5.00%, 3/15/31	25,000	30,879
State of Maryland GO, 3.25%, 3/15/32	25,000	27,973
State of Maryland GO, 5.00%, 8/1/35	35,000	46,825
State of Maryland Department of Transportation Rev., 5.00%, 11/1/23	55,000	61,383
State of Maryland Department of Transportation Rev., 2.125%, 10/1/31	70,000	73,917
		540,679
Massachusetts — 4.3%
Massachusetts GO, 5.25%, 8/1/22	5,000	5,301
Massachusetts GO, 5.50%, 8/1/30 (Ambac)	150,000	208,797
Massachusetts GO, 5.00%, 9/1/30	10,000	13,154
Massachusetts GO, 3.00%, 7/1/35	100,000	113,064
Massachusetts GO, 5.00%, 11/1/45	75,000	97,454

Massachusetts GO, 5.00%, 11/1/50	75,000	96,981
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 3/1/39	75,000	84,032
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 5.00%, 10/15/29	10,000	13,354
Massachusetts School Building Authority Rev., 5.00%, 11/15/33	25,000	30,499
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	60,000	70,915
Massachusetts Transportation Fund Rev., 5.00%, 6/1/25	150,000	177,335
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/33	155,000	196,461
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/23	60,000	66,280
		1,173,627
Michigan — 0.8%
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/26 (AGM)	25,000	28,748
Michigan State Building Authority Rev., 5.00%, 4/15/30	30,000	35,743
Michigan State Building Authority Rev., 5.00%, 10/15/30	10,000	12,157
State of Michigan Rev., 5.00%, 3/15/22	25,000	25,941
State of Michigan Trunk Line Rev., 5.00%, 11/15/29	75,000	99,326
University of Michigan Rev., 5.00%, 4/1/40	20,000	23,652
		225,567
Minnesota — 1.2%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/27	30,000	36,988
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/28	25,000	30,642
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/30	20,000	24,472
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/31	100,000	121,864
State of Minnesota GO, 5.00%, 8/1/23	105,000	116,063
		330,029
Mississippi — 0.1%
State of Mississippi GO, 5.00%, 10/1/34	25,000	31,275
Missouri — 0.2%
Missouri Joint Municipal Electric Utility Commission Rev., 5.00%, 12/1/40	25,000	29,851
St. Louis Airport Rev., 5.50%, 7/1/28 (NATL)	25,000	32,671
		62,522
Nebraska — 0.1%
Omaha Public Power District Rev., 5.00%, 2/1/31	30,000	38,803
Nevada — 2.2%
Clark County Passenger Facility Charge Rev., 5.00%, 7/1/22	120,000	126,258
Clark County Passenger Facility Charge Rev., 5.00%, 7/1/33	15,000	19,275
Clark County School District GO, 5.00%, 6/15/26	15,000	17,937
Clark County School District GO, 5.00%, 6/15/27	125,000	149,040
State of Nevada Highway Improvement Rev., 5.00%, 12/1/25	50,000	60,086
State of Nevada Highway Improvement Rev., 5.00%, 12/1/26	45,000	54,796
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	50,000	60,829
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	105,000	129,936
		618,157
New Jersey — 4.8%
Garden State Preservation Trust Rev., 5.25%, 11/1/21 (AGM)	35,000	35,741
Garden State Preservation Trust Rev., 5.75%, 11/1/28 (AGM)	25,000	30,918
Garden State Preservation Trust Rev., Capital Appreciation, 0.00%, 11/1/28 (AGM)(2)	5,000	4,433
Hudson County Improvement Authority Rev., (Hudson County), 4.00%, 10/1/46	100,000	119,198
Hudson County Improvement Authority Rev., (Hudson County), 4.00%, 10/1/51	150,000	177,668
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/25	30,000	34,394
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/27	25,000	29,610
New Jersey Economic Development Authority Rev., (Rutgers The State University of New Jersey), 5.00%, 6/15/23, Prerefunded at 100% of Par(1)	100,000	109,813
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	35,000	39,943
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.375%, 6/15/27	25,000	28,483

New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 6/15/29	20,000	24,667
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/35	25,000	28,575
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/36	20,000	22,843
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.00%, 6/15/37	25,000	28,054
New Jersey Educational Facilities Authority Rev., (Montclair State University, Inc.), 5.00%, 7/1/39	20,000	22,408
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	35,000	41,287
New Jersey Higher Education Student Assistance Authority Rev., 2.375%, 12/1/29	20,000	20,915
New Jersey Transportation Trust Fund Authority Rev., 4.00%, 6/15/27	20,000	20,790
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	5,000	6,017
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/27	35,000	43,741
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/27	25,000	31,244
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/30	25,000	29,612
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	20,000	20,997
New Jersey Turnpike Authority Rev., 5.00%, 1/1/31	15,000	18,558
New Jersey Turnpike Authority Rev., 5.00%, 1/1/31	20,000	24,743
New Jersey Turnpike Authority Rev., 5.00%, 1/1/32	10,000	12,338
New Jersey Turnpike Authority Rev., 4.00%, 1/1/34	25,000	28,959
New Jersey Turnpike Authority Rev., 5.00%, 1/1/34	25,000	30,238
New Jersey Turnpike Authority Rev., 4.00%, 1/1/35	20,000	23,059
New Jersey Turnpike Authority Rev., 5.00%, 1/1/35	10,000	12,258
New Jersey Turnpike Authority Rev., 5.00%, 1/1/36	10,000	12,236
New Jersey Turnpike Authority Rev., 3.25%, 1/1/38	30,000	32,241
New Jersey Turnpike Authority Rev., 5.00%, 1/1/40	15,000	18,213
State of New Jersey GO, 5.00%, 6/1/28	50,000	63,675
State of New Jersey GO, 4.00%, 6/1/31	25,000	31,359
State of New Jersey GO, 4.00%, 6/1/33	40,000	42,718
State of New Jersey GO, 4.00%, 6/1/34	20,000	22,168
		1,324,114
New York — 12.4%
Dutchess County Local Development Corp. Rev., (Vassar College), 5.00%, 7/1/42	20,000	24,373
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/28	25,000	30,959
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/32	20,000	24,462
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	160,000	193,599
Long Island Power Authority Rev., 5.00%, 9/1/33	55,000	70,460
Long Island Power Authority Rev., 5.00%, 9/1/38	100,000	126,832
Metropolitan Transportation Authority Rev., 4.00%, 11/15/36	40,000	44,617
Metropolitan Transportation Authority Rev., 5.00%, 11/15/44 (AGM)	25,000	30,698
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.00%, 11/15/24	35,000	37,420
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/33	25,000	31,232
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/35	25,000	30,510
Nassau County GO, 5.00%, 10/1/27	30,000	37,614
New York City GO, 5.00%, 8/1/25	165,000	188,484
New York City GO, 5.00%, 8/1/26	25,000	30,650
New York City GO, 5.00%, 8/1/27	50,000	55,015
New York City GO, 5.00%, 8/1/27	100,000	125,686
New York City GO, 5.00%, 8/1/28	10,000	12,653
New York City GO, 5.00%, 8/1/28	60,000	64,655
New York City GO, 5.25%, 10/1/30	50,000	63,599
New York City GO, 5.00%, 12/1/38	30,000	37,707
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 4.00%, 3/1/45 (AGM)	100,000	116,963
New York City Transitional Finance Authority Building Aid Rev., 5.00%, 7/15/29	25,000	31,236
New York Convention Center Development Corp. Rev., 5.00%, 11/15/40	75,000	86,731

New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/36	50,000	57,407
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/39	10,000	12,002
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/24	60,000	67,679
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/30	35,000	40,895
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	40,000	53,899
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/38	65,000	77,769
New York State Dormitory Authority Rev., (State University of New York), 5.00%, 7/1/23	5,000	5,467
New York State Dormitory Authority Rev., (State University of New York), 5.00%, 7/1/23, Prerefunded at 100% of Par(1)	50,000	55,069
New York State Dormitory Authority Rev., (Trustees of Columbia University in the New York City), 5.00%, 10/1/38	10,000	12,555
New York State Thruway Authority Rev., 5.00%, 1/1/23	40,000	42,983
New York State Thruway Authority Rev., 5.00%, 1/1/26	40,000	44,788
New York State Thruway Authority Rev., 5.00%, 1/1/29	100,000	115,653
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/23	40,000	43,492
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/25	30,000	33,892
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26	55,000	66,578
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	25,000	31,253
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	110,000	123,811
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	25,000	33,242
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/34	60,000	67,409
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/35	25,000	32,860
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	50,000	63,078
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	15,000	19,312
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/29	10,000	12,850
Port Authority of New York & New Jersey Rev., 5.00%, 10/15/31	5,000	5,952
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/33	15,000	19,882
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/35	40,000	52,607
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	100,000	120,603
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/24	50,000	57,891
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/31	10,000	11,502
Sales Tax Asset Receivable Corp. Rev., 4.00%, 10/15/32	55,000	61,353
Suffolk County Water Authority Rev., 3.00%, 6/1/32	10,000	10,684
Suffolk County Water Authority Rev., 3.25%, 6/1/43	15,000	16,169
Triborough Bridge & Tunnel Authority Rev., 4.00%, 11/15/21	45,000	45,802
Triborough Bridge & Tunnel Authority Rev., 5.50%, 11/15/21 (NATL)	45,000	46,095
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/25	20,000	23,990
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/37	25,000	30,900
Utility Debt Securitization Authority Rev., 5.00%, 12/15/25	35,000	39,226
Utility Debt Securitization Authority Rev., 5.00%, 6/15/27	40,000	47,176
Utility Debt Securitization Authority Rev., 5.00%, 6/15/28	25,000	30,533
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	55,000	61,611
Utility Debt Securitization Authority Rev., 5.00%, 12/15/31	50,000	56,010
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	50,000	59,542
		3,407,626
North Carolina — 1.0%
State of North Carolina GO, 5.00%, 6/1/29	60,000	79,161
State of North Carolina Rev., 5.00%, 3/1/30	10,000	12,903
State of North Carolina Rev., 5.00%, 3/1/33	115,000	146,626
Wake County GO, 5.00%, 3/1/24	35,000	39,595
		278,285
Ohio — 1.2%
American Municipal Power, Inc. Rev., 5.00%, 2/15/33	70,000	90,840
Cincinnati City School District GO, 5.25%, 12/1/29 (NATL)	15,000	20,145
Cincinnati City School District GO, 5.25%, 12/1/30 (NATL)	30,000	41,163
Cincinnati City School District GO, 5.25%, 12/1/31 (NATL)	5,000	7,015
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/23	15,000	16,458

Rickenbacker Port Authority Rev., 5.375%, 1/1/32	50,000	64,345
State of Ohio GO, 5.00%, 8/1/24	30,000	34,433
State of Ohio Rev., 5.00%, 12/15/23	55,000	61,656
		336,055
Oklahoma — 0.8%
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/30	175,000	232,685
Oregon — 1.4%
Multnomah County School District No. 1 Portland GO, 5.00%, 6/15/24 (SCH BD GTY)	25,000	28,576
Oregon State Lottery Rev., 5.00%, 4/1/27 (MORAL OBLG)	175,000	204,704
State of Oregon Department of Transportation Rev., 5.00%, 11/15/23	30,000	33,526
State of Oregon Department of Transportation Rev., 5.00%, 11/15/24, Prerefunded at 100% of Par(1)	65,000	75,608
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 6/15/24, Prerefunded at 100% of Par (SCH BD GTY)(1)	35,000	40,048
		382,462
Pennsylvania — 2.8%
Commonwealth Financing Authority Rev., (Pennsylvania Department of Community & Economic Development), 5.00%, 6/1/22, Prerefunded at 100% of Par(1)	40,000	41,961
Delaware Valley Regional Finance Authority Rev., 5.50%, 8/1/28 (Ambac)	25,000	32,717
Delaware Valley Regional Finance Authority Rev., 5.75%, 7/1/32	25,000	36,338
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	115,000	146,590
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	50,000	58,903
Pennsylvania GO, 5.00%, 4/1/23, Prerefunded at 100% of Par(1)	25,000	27,235
Pennsylvania GO, 4.00%, 7/1/23	25,000	26,964
Pennsylvania GO, 5.00%, 1/1/24	25,000	28,041
Pennsylvania GO, 5.00%, 1/1/28	5,000	6,181
Pennsylvania GO, 3.00%, 9/15/36	80,000	86,142
Pennsylvania GO, 3.00%, 5/1/38	25,000	27,739
Pennsylvania GO, 2.00%, 5/1/39	30,000	29,093
Pennsylvania State Public School Building Authority Rev., 5.00%, 6/1/29 (AGM)	30,000	38,068
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	30,000	33,602
Philadelphia GO, 4.00%, 8/1/35	20,000	22,378
Philadelphia Gas Works Co Rev., 5.00%, 8/1/50 (AGM)	100,000	126,090
		768,042
Rhode Island — 0.1%
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/23	25,000	27,421
South Carolina — 1.6%
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/23, Prerefunded at 100% of Par(1)	30,000	33,585
South Carolina Public Service Authority Rev., 5.00%, 12/1/26	50,000	57,560
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	45,000	51,403
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	70,000	83,990
South Carolina Public Service Authority Rev., 5.00%, 12/1/36	40,000	40,888
South Carolina Public Service Authority Rev., 3.00%, 12/1/41	50,000	53,884
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	60,000	70,756
South Carolina Transportation Infrastructure Bank Rev., 5.00%, 10/1/21	40,000	40,631
		432,697
Tennessee — 0.3%
Memphis GO, 5.00%, 5/1/23	25,000	27,301
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 1/1/26	50,000	60,249
		87,550
Texas — 7.3%
Austin GO, 2.95%, 9/1/27	25,000	27,382
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/22	10,000	10,592

Board of Regents of the University of Texas System Rev., 5.375%, 8/15/23	50,000	55,711
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	35,000	40,229
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	30,000	34,482
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/26	25,000	30,714
Central Texas Turnpike System Rev., 5.00%, 8/15/39	90,000	116,063
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	80,000	90,251
Dallas GO, 5.00%, 2/15/23	60,000	64,944
Dallas GO, 5.00%, 2/15/27	30,000	33,619
Dallas Area Rapid Transit Rev., 5.00%, 12/1/29	35,000	46,294
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	50,000	66,342
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	65,000	86,245
Dallas Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	35,000	40,254
Dallas Independent School District GO, 5.00%, 8/15/24, Prerefunded at 100% of Par (PSF-GTD)(1)	40,000	46,057
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	80,000	95,271
Houston GO, 5.00%, 3/1/24	75,000	84,758
Houston GO, 5.00%, 3/1/28	35,000	44,582
Houston Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	55,000	66,220
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 4.00%, 5/15/39	20,000	20,563
North Texas Tollway Authority Rev., 5.00%, 1/1/28	10,000	11,910
North Texas Tollway Authority Rev., 5.00%, 1/1/38	25,000	31,469
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/23	35,000	37,669
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/38	30,000	34,803
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AGC)(2)	100,000	87,858
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/26	75,000	90,462
State of Texas GO, 4.00%, 4/1/24, Prerefunded at 100% of Par(1)	50,000	55,345
State of Texas GO, 5.00%, 4/1/24, Prerefunded at 100% of Par(1)	60,000	68,106
State of Texas GO, 5.00%, 10/1/28	40,000	47,787
State of Texas GO, 5.00%, 10/1/30	55,000	68,958
State of Texas GO, 5.00%, 10/1/33	100,000	124,639
Texas Transportation Commission State Highway Fund Rev., 5.00%, 4/1/24	5,000	5,678
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/29	45,000	53,829
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/40	75,000	88,964
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	25,000	31,611
University of Texas System Rev., 5.00%, 8/15/30	50,000	67,370
		2,007,031
Utah — 1.6%
State of Utah GO, 5.00%, 7/1/28	125,000	161,463
State of Utah GO, 5.00%, 7/1/29	40,000	52,234
Utah Transit Authority Rev., 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	30,000	35,546
Utah Transit Authority Rev., 5.00%, 6/15/25	110,000	130,169
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	40,000	54,950
		434,362
Virginia — 2.6%
Hampton Roads Transportation Accountability Commission Rev., 5.00%, 7/1/22	25,000	26,312
Richmond Public Utility Rev., 5.00%, 1/15/28	25,000	30,086
Virginia College Building Authority Rev., 5.00%, 2/1/30	75,000	94,880
Virginia College Building Authority Rev., 5.00%, 2/1/31	70,000	85,938
Virginia College Building Authority Rev., 4.00%, 2/1/33	40,000	44,384
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/24	50,000	56,972
Virginia Commonwealth Transportation Board Rev., 5.00%, 3/15/25	25,000	29,355
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/26	50,000	61,639
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/27	60,000	76,069
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/32	10,000	12,473
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/33	50,000	62,215
Virginia Public Building Authority Rev., 5.00%, 8/1/27	100,000	126,444

Virginia Small Business Financing Authority Rev., (Hampton University), 4.00%, 10/1/38	20,000	21,908
		728,675
Washington — 3.8%
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/32	50,000	59,536
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/23	35,000	38,537
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/25	25,000	29,629
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	65,000	81,563
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	25,000	28,491
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	20,000	25,097
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/30	25,000	32,044
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/31	15,000	17,035
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	50,000	58,725
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	50,000	66,357
State of Washington GO, 4.00%, 7/1/26	50,000	55,498
State of Washington GO, 5.00%, 8/1/28	50,000	61,300
State of Washington GO, 5.00%, 8/1/31	25,000	31,238
State of Washington GO, 5.00%, 8/1/32	255,000	318,466
State of Washington GO, 5.00%, 2/1/40	40,000	51,735
State of Washington GO, 5.00%, 2/1/41	25,000	32,261
State of Washington Rev., 5.00%, 9/1/23	35,000	38,722
University of Washington Rev., 4.00%, 6/1/37	10,000	11,101
		1,037,335
TOTAL MUNICIPAL SECURITIES (Cost $27,192,145)		27,181,133
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $26,773)	26,773	26,773
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $27,218,918)		27,207,906
OTHER ASSETS AND LIABILITIES — 1.1%		312,298
TOTAL NET ASSETS — 100.0%		$27,520,204

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
GO	-	General Obligation
MORAL OBLG	-	Moral Obligation Bond
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
SCH BD GTY	-	School Bond Guaranty
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	27,181,133	—
Temporary Cash Investments	26,773	—	—
	26,773	27,181,133	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.